Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	Vox Royalty Corp.
Entity Central Index Key	0001907909
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity File Number	000-56292
Entity Address Address Line 1	66 WELLINGTON STREET WEST
Entity Address Address Line 2	SUITE 5300
Entity Address Address Line 3	TD BANK TOWER BOX 48
Entity Address City Or Town	TORONTO
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5K 1E6